Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Nov. 09, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 11, 2015	Jul. 30, 2014
C000152643
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
Account Value	$ 32,098	$ 30,444	$ 24,952	$ 22,280	$ 24,604	$ 15,461		$ 14,063	$ 14,794	$ 13,196		$ 10,534	$ 9,566	$ 9,425
C000152642
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
Account Value	$ 32,537	30,810	25,216	22,481	24,783	15,533		14,114	14,825	13,206		10,534	9,566	9,425
C000152645
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
Account Value	$ 35,088	33,151	27,060	24,065	26,459	16,537		14,974	15,729	14,012		11,176	10,150	10,000
C000152646
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
Account Value	$ 34,614	32,772	26,818	23,909	26,358	16,520		14,975	15,730	14,012		11,176	10,150	10,000
C000152644
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
Account Value	$ 32,038	30,560	25,198	22,631	25,149	15,877		14,529	15,386	13,806		11,090	10,150	10,000
C000236511
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Account Value	$ 10,019	9,496	9,222	9,425
C000236512
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Account Value	$ 10,697	10,102	9,794	10,000
C000236510
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Account Value	$ 10,532	10,050	9,794	10,000
C000174412
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
Account Value	$ 20,081	18,634	15,250	13,885	16,990	12,789		10,573	10,600	9,812	$ 9,425
C000213465
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
Account Value	$ 19,115	17,668	14,424	13,097	15,995	12,013	$ 10,000
C000174413
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
Account Value	$ 19,999	18,701	15,427	14,149	17,446	13,223		11,009	11,126	10,372	10,000
C000143207
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
Account Value	$ 35,065	31,915	24,778	21,244	27,156	16,428		12,885	14,060	11,148		8,380	9,164		$ 9,425
C000143208
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
Account Value	$ 34,515	31,649	24,744	21,378	27,540	16,780		13,266	14,584	11,651		8,820	9,720		10,000
C000143209
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
Account Value	$ 37,647	34,181	26,463	22,641	28,861	17,418		13,663	14,908	11,823		8,890	9,720		10,000
C000143210
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
Account Value	$ 37,165	33,827	26,265	22,520	28,785	17,418		13,663	14,908	11,823		8,890	9,720		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 36,555	31,742	25,484	21,309	23,840	16,932		15,750	14,264	12,472		10,578	10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 36,555	31,742	25,484	21,309	23,840	16,932		15,750	14,264	12,472		10,578	10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 36,555	31,742	25,484	21,309	23,840	16,932		15,750	14,264	12,472		10,578	10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 36,555	31,742	25,484	21,309	23,840	16,932		15,750	14,264	12,472		10,578	10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 36,555	31,742	25,484	21,309	23,840	16,932		15,750	14,264	12,472		10,578	10,172	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,785	10,167	9,906	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,785	10,167	9,906	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,785	10,167	9,906	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,390	10,738	10,463	10,562	11,773	11,813		10,863	10,071	10,111	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,303	9,713	9,464	9,554	10,650	10,685	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,390	10,738	10,463	10,562	11,773	11,813		10,863	10,071	10,111	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,363	33,312	26,744	22,363	25,019	17,770		16,529	14,970	13,088		11,102	10,675		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,363	33,312	26,744	22,363	25,019	17,770		16,529	14,970	13,088		11,102	10,675		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,363	33,312	26,744	22,363	25,019	17,770		16,529	14,970	13,088		11,102	10,675		10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 14,849	13,874	12,714	12,153	12,267	10,189		10,409	10,869	10,227		9,463	10,323		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,275	28,894	23,197	19,397	21,700	15,413		14,337	12,984	11,352	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 22,659	19,675	15,796	13,208	14,777	10,495	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,275	28,894	23,197	19,397	21,700	15,413		14,337	12,984	11,352	$ 10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 14,849	13,874	12,714	12,153	12,267	10,189		10,409	10,869	10,227		9,463	10,323		10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 14,849	13,874	12,714	12,153	12,267	10,189		10,409	10,869	10,227		9,463	10,323		10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 14,849	13,874	12,714	12,153	12,267	10,189		10,409	10,869	10,227		9,463	10,323		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,363	$ 33,312	$ 26,744	$ 22,363	$ 25,019	$ 17,770		$ 16,529	$ 14,970	$ 13,088		$ 11,102	$ 10,675		$ 10,000